10-K Business Segment Data (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 785,189,000	$ 711,813,000	$ 1,093,089,000	$ 1,021,778,000	$ 2,534,729,000	$ 2,228,930,000	$ 2,178,002,000
Assets	2,642,897,000		2,642,897,000		2,294,319,000	2,181,824,000	1,823,507,000
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	834,890,000	762,704,000	1,132,052,000	1,069,800,000	2,218,896,000	1,946,679,000	1,892,304,000
Assets					1,927,763,000	1,821,428,000	1,511,936,000
All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	117,962,000	118,341,000	168,285,000	167,244,000	353,038,000	317,383,000	325,872,000
Assets					3,731,031,000	3,529,536,000	2,854,648,000
Internal sales
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ (167,663,000)	$ (169,232,000)	$ (207,248,000)	$ (215,266,000)	(37,205,000)	(35,132,000)	(40,174,000)
Assets					$ (3,364,475,000)	$ (3,169,140,000)	$ (2,543,077,000)